Basis of Presentation and General Information, Charter Revenue (Details) - Charter Revenues	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Glencore Agriculture B.V.
Concentration Risk [Line Items]
Charterer percentage in total revenue	14.73%	0.00%	10.05%
Bunge S.A
Concentration Risk [Line Items]
Charterer percentage in total revenue	13.76%	12.72%	0.00%
Global Chartering Ltd
Concentration Risk [Line Items]
Charterer percentage in total revenue	0.00%	0.00%	12.49%